Summary of Significant Accounting Policies - Schedule of Range Exercise Prices (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Range of Exercise Prices	$ 0.05
Number Outstanding	16,300,020	16,300,020	6,400,000
Weighted Average Remaining Contractual Life	3 years 11 months 23 days
Weighted Average Exercise Price	$ 0.05